Other income and expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other income and expenses
26.	Other income and expenses

	2018	2017	2016
Gains / (losses) related to legal, administrative and arbitration proceedings (*)	(2,040)	(898)	(1,393)
Pension and medical benefits - retirees	(1,489)	(1,914)	(1,428)
Unscheduled stoppages and pre-operating expenses	(1,282)	(1,598)	(1,859)
Agreement with US Authorities	(895)	—	—
Profit sharing	(462)	(151)	—
Gains/(losses) with Commodities Derivatives	(409)	—	—
Variable compensation program (**)	(289)	—	—
Employee Career and Compensation Plan - PCR	(293)	—	—
Equalization of expenses - Production Individualization Agreements	(279)	—	—
Institutional relations and cultural projects	(223)	(258)	(253)
Operating expenses with thermoelectric power plants	(107)	(67)	(96)
Health, safety and environment	(77)	(70)	(80)
Allowance for impairment of other receivables	(59)	(432)	(671)
Gains / (losses) on decommissioning of returned/abandoned areas	621	337	1,491
Amounts recovered from Lava Jato investigation	457	252	131
Gains / (losses) on disposal/write-offs of assets (***)	419	1,498	293
Expenses/Reimbursements from E&P partnership operations	332	372	569
Government grants	248	91	173
Ship/Take or Pay agreements	126	543	282
Provision for the class action agreement	—	(3,449)	—
Reclassification of cumulative translation adjustments - CTA	—	(37)	(1,457)
Gain on remeasurement of investment retained with loss of control	—	217	—
Provision for debt assumed from suppliers with subcontractors	—	—	(105)
Others	75	(35)	(804)

Total	(5,626)	(5,599)	(5,207)

(*)

In 2018, it includP:\Compliance\2018\CP-00561_Algar_Telecom_FR\fr_empresas_net\VERSÃO_1.01_PRE\Provas\Prova de estágio\Reversoes foreign exchange losses relating to the Class Action Settlement provision, in the amount of US$ 452, as set out in note 31.4.1.

(**)	It includes US$ 13 of the variable compensation program of Petrobras Distribuidora, as well as US$ 1 relating to the key management personnel of Petrobras.
(***)	In 2018, it primarily comprises gains with divestments, as set out in note 10. In 2017, it includes returned areas and cancelled projects, as well as the divestment in NTS.